Nature of the Business	12 Months Ended
Mar. 31, 2015
Content Checked Inc [Member]
Nature of the Business

Note 1 – Nature of the Business

Content Checked, Inc. (“Content Checked” or the “Company”) was incorporated under the laws of the State of Wyoming on July 19, 2013 (Inception) and its fiscal year end is March 31.

The Company has developed and introduced to the market a smartphone application designed for use by those who suffer from food allergies and intolerances. The application allows its user to scan a product’s bar code and determine if it is safe for consumption. The Content Checked application also has a comprehensive menu and recipe database, which offer directions and ideas on how to prepare food for individuals with allergies. The Company has a unique proprietary database of allergens and food ingredients that directly correlates with allergies and intolerances. Content Checked has acquired certain data from independent various sources and integrated it into unique database. The current database includes more than 400,000 products in United States and is constantly expanding.

Content Checked allows food manufacturers to showcase their products to the application user for a fixed fee. Content Checked is utilizing a platform to communicate allergies and intolerances on a variety of alternatives that are better suited to the customer.

The design of the database and the application, as well as certain aspects of the database content, were acquired from a related party in return for founder’s shares. Because the transaction was with a related party there is no value assigned to the transaction.